Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Cash and cash equivalents (except for cash on hand)	￦	2,226,608	￦	2,625,581
Trade and other receivables
Financial assets at amortized costs		5,784,228		5,034,621
Financial assets at fair value through other comprehensive income		1,256,266		1,118,619
Contract assets		557,041		586,438
Other financial assets
Derivatives financial assets for hedging		58,576		7,684
Financial assets at fair value through profit or loss		541,657		680,453
Financial assets at fair value through other comprehensive income		7,086		6,570
Financial assets at amortized costs		441,804		671,068

Total	￦	10,873,266	￦	10,731,034

Summary of Contractual Undiscounted Cash Flows
The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	8,149,445	￦	805,241	￦	370,044	￦	9,324,730
Borrowings(including debentures)		1,304,936		4,417,639		2,493,637		8,216,212
Lease liabilities		397,609		688,518		221,255		1,307,382
Other non-derivative financial liabilities		1,749		175,764		18,962		196,475
Financial guarantee contracts 1		19,422		—		—		19,422

Total	￦	9,873,161	￦	6,087,162	￦	3,103,898	￦	19,064,221

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2020
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	6,587,796	￦	730,758	￦	258,255	￦	7,576,809
Borrowings(including debentures)		1,573,944		4,373,534		2,258,360		8,205,838
Lease liabilities		336,024		658,501		190,907		1,185,432
Other non-derivative financial liabilities		574		131,242		—		131,816
Financial guarantee contracts 1		22,422		—		—		22,422

Total	￦	8,520,760	￦	5,894,035	￦	2,707,522	￦	17,122,317

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow
Cash outflow and inflow of derivatives settled gross or net are undiscounted contractual cash flow and can differ from the amount in the consolidated financial statements.

	December 31, 2018
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	455,343	￦	1,466,915	￦	517,301	￦	2,439,559
Inflow		484,505		1,492,718		519,133		2,496,356

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	650,497	￦	1,602,513	￦	507,947	￦	2,760,957
Inflow		684,720		1,648,746		524,483		2,857,949

	December 31, 2020
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	248,300	￦	2,179,046	￦	498,619	￦	2,925,965
Inflow		249,301		2,074,747		480,570		2,804,618

Summary of Debt-to-equity Ratios
The
debt-to-equity
ratios as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Total liabilities	￦	19,491,530	￦	18,111,112
Total equity		15,140,684		15,551,433
Debt-to-equity ratio		129%		116%

Summary of Gearing Ratios
The gearing ratios as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won, %)	December 31, 2019		December 31, 2020
Total borrowings	￦	7,298,867	￦	7,316,298
Less: cash and cash equivalents		(2,305,894)		(2,634,624)

Net debt		4,992,973		4,681,674
Total equity		15,140,684		15,551,433
Total capital		20,133,657		20,233,107
Gearing ratio		25%		23%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements
Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2019
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	66,487	￦	(1)	￦	66,486	￦	(63,604)	￦	—	￦	2,882
Other financial assets		18,571		(13)		18,558		(18,526)		—		32

	￦	85,058	￦	(14)	￦	85,044	￦	(82,130)	￦	—	￦	2,914

(In millions of Korean won)	December 31, 2020
	Gross assets		Gross liabilities offset	Net amounts presented in the statement of financial position		Amounts not offset			Net amount
						Financial instruments	Cash collateral
Trade receivables	￦	71,497	￦ (1)	￦	71,496	￦ (67,421)	￦	—	￦	4,075

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements
The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2019
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	65,669	￦	(13)	￦	65,656	￦	(63,628)	￦	—	￦	2,028
Other financial liabilities		18,509		(1)		18,508		(18,502)		—		6

	￦	84,178	￦	(14)	￦	84,164	￦	(82,130)	￦	—	￦	2,034

(In millions of Korean won)	December 31, 2020
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	69,361	￦	—	￦	69,361	￦	(67,421)	￦	—	￦	1,940
Other financial liabilities		1		(1)		—		—		—		—

	￦	69,362	￦	(1)	￦	69,361	￦	(67,421)	￦	—	￦	1,940

Currency risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2018, 2019 and 2020, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before inc
o
me tax and shareholders’ equity would have been as follows:

(In millions of Ko r ean won)	Fluctuation of foreign exchange rate	Income before tax 1		Shareholders’ equity
2018.12.31	10%	￦	7,212	￦	10,196
	-10%		(12,413)		(9,625)
2019.12.31	10%	￦	45,149	￦	52,092
	-10%		(45,149)		(52,092)
2020.12.31	10%	￦	25,220	￦	36,961
	-10%		(25,220)		(36,961)

Summary of Details of Financial Assets and Liabilities in Foreign Currencies
Details of financial assets and liabilit
i
es in foreign currencies as at December 31, 2018, 2019 and 2020, are as follows:

(In thousands of foreign currencies)	2018		2019		2020
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
US D	528,539	1,893,849	645,941	1,830,764	400,046	1,937,935
SDR 1	267	730	255	729	255	728
JPY	66,078	50,000,000	24,930	80,000,000	209,376	46,000,009
GBP	—	256	—	56	—	—
EUR	2	6	1	6	316	162
DZD 2	618	—	—	—	—	—
CNY	1,954	171	457	161	458	491
UZS 3	121,053	—	—	—	—	—
RWF 4	857	—	706	—	646	—
THB 5	—	—	—	—	535	—
MMK 6	84	—	84	—	—	—
TZS 7	—	2,876	6,919	—	1,019	—
BWP 8	897	—	911	—	212	—
HKD	—	—	—	268	—	198
BDT 9	39,494	—	18,897	—	—	—
PLN 10	26	—	—	—	26	—
VND 11	467,272	—	271,563	—	242,370	—
XAF 12	666	—	97,411	—	16,229	—
SGD	—	—	—	—	6	284,000

1	Special Drawing Rights.
2	Algeria Dinar.
3	Uzbekistan Sum.
4	Rwanda Franc.
5	Thailand Bhat.
6	Myanmar Kyat.
7	Tanzanian Shilling.
8	Botswana Pula.
9	Bangladesh Taka.
10	Polish Zloty.
11	Vietnam Dong.
12	Central African Franc.

Equity price risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2018, 2019 and 2020, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2018.12.31	10%	￦	12	￦	898
	-10%		(12)		(898)
2019.12.31	10%	￦	24	￦	613
	-10%		(24)		(613)
2020.12.31	10%	￦	2,811	￦	3,472
	-10%		(2,811)		(3,472)

Interest rate risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2018, 2019 and 2020, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2018.12.31	+ 100 bp	￦	1,059	￦	9,689
	- 100 bp		(1,958)		(10,237)
2019.12.31	+ 100 bp	￦	425	￦	14,764
	- 100 bp		(482)		(19,280)
2020.12.31	+ 100 bp	￦	973	￦	18,584
	- 100 bp		(973)		(19,377)